Leases - Schedule of Composition of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current lease liabilities
Offices	$ 98	$ 87
Total Current lease liabilities	98	87
Non-current lease liabilities
Offices	96
Total Non-current lease liabilities	96
Total lease liabilities	$ 194	$ 87